Stock-Based Compensation - Stock Options (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) increment anniversary $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares
Stock options
Proceeds from stock option exercises	$ 233	$ 317	$ 51
Tax benefits realized in connection with vesting and release of awards	$ 56	$ 34	$ 0
Treasury stock, Shares (in shares) | shares	1,353,666,394	1,352,874,243
Share-Based Payment Arrangement, Option
Stock options
Equal increments | increment	4
Anniversaries of the grant date | anniversary	4
Contractual term	10 years
Weighted-average fair value (in dollars per share) | $ / shares	$ 72.61	$ 40.09	$ 22.75
Weighted-average remaining contractual term for options outstanding	7 years 7 months 6 days
Options outstanding, total intrinsic value	$ 1,234
Weighted-average remaining contractual term for options vested and exercisable	6 years 9 months 18 days
Options vested and exercisable, aggregate intrinsic value	$ 495
Total intrinsic value of options exercised	$ 231	$ 138	$ 10